Average Annual Total Returns{- Fidelity® Intermediate Bond Fund} - 08.31 Fidelity Intermediate Bond Fund PRO-05 - Fidelity® Intermediate Bond Fund	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB007 Past 1 year	LB007 Past 5 years	LB007 Past 10 years
Total	7.19%	2.66%	3.44%	6.10%	1.64%	2.41%	4.24%	1.57%	2.22%	6.80%	2.57%	3.05%